Note 11 - Options (Details) - USD ($)		1 Months Ended	12 Months Ended
	Mar. 27, 2014	Aug. 31, 2004	Nov. 30, 2015	Nov. 30, 2014	Nov. 30, 2013
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			3,812,930	3,640,381	3,321,830
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			355,000	479,001	391,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares					276,394
Allocated Share-based Compensation Expense (in Dollars)			$ 417,818	$ 1,748,607	$ 1,153,882
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options (in Dollars)			2,482,528	2,482,528
Proceeds from Stock Options Exercised (in Dollars)			$ 167,962	$ 116,984	$ 5,965
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period			91,000	48,000	3,500
Stock Option Sharebased Compensation Forfeiture Rate			4.00%	3.00%
Management, Directors and Employees [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			355,000	479,001	391,000
Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Percentage of Outstanding Stock Maximum			10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized			2,424,405
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercisable, Number			2,298,067
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Available for Grant			126,338
Research and Development Expense [Member]
Note 11 - Options (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)			$ 152,231	$ 1,270,307	$ 837,206
Employee Stock Option [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Performance Shares [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			91,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Number of Shares			1,658,364
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Extension Period	2 years
Allocated Share-based Compensation Expense (in Dollars)				1,066,991
Proceeds from Stock Options Exercised (in Dollars)			$ 167,962	$ 116,984	$ 5,965
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period				48,000	3,500
Performance Shares [Member] | Two Executives [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross		2,763,940
Performance Shares [Member] | Research and Development Expense [Member]
Note 11 - Options (Details) [Line Items]
Allocated Share-based Compensation Expense (in Dollars)					$ 442,800
Maximum [Member] | Employee Stock Option [Member] | Employee Stock Option Plan [Member]
Note 11 - Options (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			10 years